Shareholder Fees (Vanguard International Value Fund, Vanguard International Value Fund - Investor Shares, USD $)	18 Months Ended
Apr. 30, 2012
Vanguard International Value Fund | Vanguard International Value Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20